Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses [Line Items]
Third-party services expense	R$ 1,192,282	R$ 1,074,308	R$ 996,312
Maintenance Of Electrical System [Member]
Operating costs and expenses [Line Items]
Third-party services expense	638,294	472,011	430,954
Consumer Service [Member]
Operating costs and expenses [Line Items]
Third-party services expense	130,930	104,700	100,574
Maintenance Of Facilities [Member]
Operating costs and expenses [Line Items]
Third-party services expense	120,519	139,924	117,981
Communication Processing And Transmission Of Data [Member]
Operating costs and expenses [Line Items]
Third-party services expense	104,672	119,281	107,818
Consulting And Audit [Member]
Operating costs and expenses [Line Items]
Third-party services expense	99,650	77,333	81,904
Meter Reading And Bill Delivery [Member]
Operating costs and expenses [Line Items]
Third-party services expense	60,317	60,308	58,734
Other Services [Member]
Operating costs and expenses [Line Items]
Third-party services expense	R$ 37,900	R$ 100,751	R$ 98,347